Summary of Significant Accounting Policies - Schedule of Estimated useful lives (Details)	Aug. 31, 2024
Leasehold Improvements [Member]
Schedule of Estimated useful lives [Line Items]
Property, Plant and Equipment, Useful Life	Shorter of the lease terms or the estimated useful lives of the assets
Computer Equipment [Member]
Schedule of Estimated useful lives [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture, fixture and equipment [Member]
Schedule of Estimated useful lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years